Average Annual Total Returns - Class P3 Shares - Voya Global Bond Fund	Class P3 1 Yr	Class P3 5 Yrs	Class P3 10 Yrs	Class P3 Since Inception	Class P3 Inception Date	Class P3 After tax on distributions 1 Yr	Class P3 After tax on distributions 5 Yrs	Class P3 After tax on distributions 10 Yrs	Class P3 After tax on distributions Since Inception	Class P3 After tax on distributions with sale 1 Yr	Class P3 After tax on distributions with sale 5 Yrs	Class P3 After tax on distributions with sale 10 Yrs	Class P3 After tax on distributions with sale Since Inception	Bloomberg Barclays Global Aggregate Index 1 Yr		Bloomberg Barclays Global Aggregate Index 5 Yrs	Bloomberg Barclays Global Aggregate Index 10 Yrs	Bloomberg Barclays Global Aggregate Index Since Inception
Total	10.90%			7.05%	Jun. 01, 2018	8.51%			4.77%	6.20%			4.37%	9.20%	[1]	[1]	[1]	6.22%	[1]

[1]	The index returns do not reflect deductions for fees, expenses, or taxes.